SEGMENT REPORTING (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	3
Revenues	$ 1,328,876	$ 2,167		$ 5,161
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(1,304,538)	(1,787)		(7,663)
Total segment and consolidated cost of revenue-depreciation and amortization	(18,877)	(229)		(254)
Total segment and consolidated cost	(1,323,415)	(2,016)		(7,917)
Reconciling Items:
Operating expenses	(29,569)	(17,419)		(24,580)
Other operating income	300	534		39
Government grant		21		34
Other operating expenses	(14,686)	(273)		(582)
Net loss on disposal of cryptocurrencies	6,717
Impairment of cryptocurrencies	31,757			0
Changes in fair value of derivative instrument	3,696
Impairment of property and equipment	22,392
Changes in fair value of contingent considerations	13,936
Impairment of intangible assets	(56)			(26,909)
Impairment of goodwill				(19,200)
Operating loss from continuing operations	(68,350)	(16,986)		(73,954)
Other income, net	594	42
Interest income	56	242		1,308
Interest expense	(775)			0
Loss from equity method investments	(1,184)	(1,865)	¥ 1,865	(1,915)
Gain on previously held equity interest	5,500
Impairment of long-term investments		(4,787)		(1,372)
Gain from disposal of subsidiaries	234			0
Income taxes benefits	359	30		1,083
Net loss	(63,566)	(23,324)		(74,850)
Mining pool
Segment Reporting Information [Line Items]
Revenues	1,275,106
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(1,279,757)
Total segment and consolidated cost of revenue-depreciation and amortization	(4,148)
Data center
Segment Reporting Information [Line Items]
Revenues	11,825
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(9,909)
Total segment and consolidated cost of revenue-depreciation and amortization	(3,269)
Cryptocurrency mining
Segment Reporting Information [Line Items]
Revenues	39,429
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(13,205)
Total segment and consolidated cost of revenue-depreciation and amortization	(11,354)
Others
Segment Reporting Information [Line Items]
Revenues	2,516	2,167		5,161
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(1,667)	(1,787)		(7,663)
Total segment and consolidated cost of revenue-depreciation and amortization	$ (106)	$ (229)		$ (254)